Capital and other components of equity	12 Months Ended
Mar. 31, 2019
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Capital and other components of equity
13.	Capital and other components of equity:
(a)	Share capital:

Authorized capital stock:

Unlimited number of shares without par value:

➢	Common shares

Preferred shares, issuable in series, rights, privileges and restrictions determined at time of issuance:

➢

Series A preferred shares, non-voting, non-participating, fixed, preferential and non-cumulative dividend of 5% of paid-up capital, exchangeable at the holder’s option under certain conditions into common shares (none issued and outstanding).

(b)	Liability settled in shares:

On May 9, 2017, Neptune issued 630,681 common shares of the Corporation at a price of $1.35 per common share as final payment of a liability of $858,000 (US$ 625,000). Total issue costs related to this transaction amounted to $9,930 and were record against share capital.

(c)	DSUs released:

During the year ended March 31, 2019, Neptune released 135,557 DSUs through the issuance of 135,557 common shares of the Corporation. The DSUs were granted to former Board members as compensation for their services rendered during their tenure as directors. The grant date fair value of the DSUs was established using the fair value of the underlying shares of $1.51 per common share and recorded in contributed surplus, and subsequently transferred to share capital upon the issuance of the common shares during 2019.

During the year ended March 31, 2018, Neptune released 55,944 DSUs through the issuance of 55,944 common shares of the Corporation. The DSUs were granted to former Board members as compensation for their services rendered during their tenure as directors. The grant date fair value of the DSUs was established using the fair value of the underlying shares of $1.43 per common share and recorded in contributed surplus, and subsequently transferred to share capital upon the issuance of the common shares during 2018.

(d)	Share options exercised:

During the year ended March 31, 2019, Neptune issued 1,047,523 common shares of the Corporation upon exercise of options at a weighted average exercise price of $1.62 per common share for a total cash consideration of $1,697,933.

During the year ended March 31, 2018, Neptune issued 149,000 common shares of the Corporation upon exercise of options at a weighted average exercise price of $1.72 per common share for a total cash consideration of $256,616.

(e)	Warrants:

The warrants of the Corporation are composed of the following as at March 31, 2019 and 2018:

		March 31,		March 31,
		2019		2018
	Number		Number
	outstanding		outstanding
	and exercisable	Amount	and exercisable	Amount

Warrants (i)	750,000	$648,820	750,000	$648,820

(i)	Exercise price of $3.37 per share and expiring on December 12, 2019. In April 2019, subsequent to year-end, these warrants were exercised for cash proceeds of $2,527,500.